RECEIVABLES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Impairment of receivables	$ 16,304	$ 21,004	$ 61,202